UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1: Report to Shareholders

U.S. Large-Cap Core Fund	June 30, 2009

The views and opinions in this report were current as of June 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

We would like to welcome new shareholders to the U.S. Large-Cap Core Fund that began operations on June 26, 2009. This fund’s launch comes during a period when the market rallied off an early March bottom in anticipation of improving economic fundamentals. The strong spring rally followed a period of global financial instability and economic decline not seen since the Great Depression. Markets regained their footing after governments put in place measures to stabilize the financial system and stimulate economic growth. Even though economic indicators are still not signaling growth, the stabilization of the economic decline and improvement in credit markets helped equities advance sharply in April and May. Investors also regained their appetite for risk and flocked to the market’s more risky sectors. In this environment of less risk aversion, well-established large-cap stocks, the focus of this fund, lagged behind small-caps.

INVESTMENT APPROACH

The U.S. Large-Cap Core Fund seeks long-term capital appreciation by investing in a concentrated portfolio of domestic large-cap growth and value stocks. The fund will use a fundamental, bottom-up analysis that also relies on a rigorous valuation assessment to find the stocks with the most potential for appreciation. Since the fund’s holdings will be limited to between 50 and 75 holdings — more concentrated than other large-cap T. Rowe Price funds — it has in place a rigorous process to moderate risk by reviewing holdings daily and ensuring they are within the portfolio’s allocation parameters.

In selecting the stocks for the portfolio, the fund generally starts with companies of more than $4 billion market capitalization that carry “buy” ratings from T. Rowe Price analysts. In our analysis of these companies, we focus on four key elements: understanding a company’s business model and strategy, developing a relationship with the company’s management, determining the company’s standing within its industry, and assessing the company’s valuation.

The fund will own companies that have opportunities to increase their market share or that have barriers of entry around their business that protect them and allow them to grow organically. We will invest in well-managed companies that have great products and services within an industry that may be in a cyclical trough. Lastly, we will invest in companies that have characteristics that we believe can drive equity appreciation such as pricing power, new product cycles, improving margins, and a strategy to earn better returns on their invested capital.

Beyond good fundamentals, we will be investing with management teams that can create value by executing well and improving the business. We will be paying close attention to free cash flow and how effective management is in redeploying its capital. We like managements that invest in their business when there is the potential for attractive returns or that return capital to shareholders if conditions warrant.

We have a disciplined sell process in place. After stocks are added to the portfolio, they will be subject to continued scrutiny. Criteria for selling stocks are as follows: a T. Rowe Price analyst downgrades the stock and we see a deterioration in the company’s fundamentals or management; we displace a stock for a better investment idea; or a company fulfills our investment thesis and becomes fully valued.

PORTFOLIO STRATEGY

The portfolio’s initial holdings are focused on companies that have strong brands and, in many cases, a worldwide presence, meaning they are less reliant on the strength of the U.S. economy to drive their revenues and earnings. Avon Products, the leading global direct seller of cosmetics and personal care products, generates more than 75% of its earnings before interest, taxes, depreciation, and amortization (EBITDA) outside of North America. There may be only limited opportunities to expand its sales in a developed country such as the U.S., but in emerging markets, such as Latin America, the potential to expand sales is tremendous. In Latin America, incomes are rising and women are seeking ways to supplement family incomes, and sales for Avon have the potential to grow by double digits. Avon is also attractively valued relative to its competitors. (Please see the portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Amazon.com is a rapidly growing company that trades at an expensive premium to the market. However, we believe this premium is justified as Amazon’s dominance in e-commerce is growing even stronger. Not only does it have a unique growth franchise selling books, DVDs, and other goods to cost-conscious consumers, but it has developed its own products such as the Kindle, a wireless reading device, that can boost earnings. We expect that as the economy recovers the number of customers buying on Amazon will increase, and its current customers will increase the frequency of their online purchases.

Vulcan Materials is also an industry leader in aggregates—crushed rock used in concrete and asphalt—that trades at the low end of its historic multiple. It has quarries in a number of the country’s high-growth areas—Texas, California, and Florida—that have been traditionally good markets. With the injection of federal stimulus money into these markets to build roads and improve infrastructure, Vulcan is likely to benefit. The company does not have to worry about new competition in these markets in the short-term because the lead time to acquire land, get public approvals, and begin excavation are long enough to discourage most new entrants.

Financial stocks have taken quite a beating in the past year, but there are a number who have weathered the credit market turmoil quite well. We believe JPMorgan Chase not only survived but emerged much stronger than many of its peers. Its acquisitions of Bear Stearns and Washington Mutual will increase earnings once the recovery begins and accelerates. JPMorgan Chase also has a global presence and can grab market share in areas such as investment banking and trading fixed-income securities.

We also like defense contractor Lockheed Martin. Despite the expected changes in the defense budget over the next decade, the company’s management has positioned the company very well to meet the future needs of the U.S. military. Lockheed is the clear leader in fighter aircraft, and its F-35 Lightning will become the nation’s primary fighter aircraft. The company also specializes in creating large data integration systems for military, government, and civilian customers.

We believe Time Warner is an undervalued company, and its management is working hard to maximize shareholder value by shedding low-return businesses. Management has split off its cable company and is making plans to either sell off or spin off its AOL subsidiary to shareholders. What’s left is a strong cable network provider that includes such channels as HBO, CNN, Cartoon Network, TNT, and others. Cable networking is still a good business, and cable’s pricing power is much stronger than that of broadcast television. Other subsidiaries are publisher Time Inc. and movie studio Warner Brothers Studios, which have well-established franchises.

Although the government’s effort to reform U.S. health care has created a great deal of uncertainty, we believe that regardless of the final legislation, pharmacy benefits manager Medco Health Solutions will thrive. Medco works to lower costs on behalf of its clients by filling prescriptions through mail order, moving patients to generic drugs, and promoting preventive care programs. We believe the government’s goal of decreasing health delivery costs plays right into Medco’s strike zone.

OUTLOOK

Despite the current economic situation with its high unemployment and prospects for sluggish growth, we are optimistic longer term about the market. We believe the U.S. economy is beginning to emerge from the deepest recession and one of the worst financial market collapses in decades. Given the large depletion of inventories that took place as companies preserved cash last fall and early this year, we anticipated there will be a sharp snapback in economic activity. However, there are a number of other issues that make us believe that the longer-term U.S. recovery will be more modest.

The American consumer, who had been spending extravagantly as late as last year, has become more disciplined and has increased savings. The increase in the consumer savings rate will likely have a negative effect on the strength of the recovery. The U.S. government has put into place a number of policies and programs that have restored stability to the nation’s financial industry and credit markets. However, the U.S. government has also contemplated a number of initiatives that we believe will hinder growth such as higher taxes and protectionist trade policies.

Large-cap stocks have been lagging mid- and small-caps for the period from 2000 until the present. As we exit this recession, and hopefully the worst of the bear market, large-cap stocks carry reasonable valuations that could set the stage for them to begin to outperform.

Once again, we welcome you as new shareholders and look forward to helping you achieve your long-term investment objectives.

Respectfully submitted,

Jeffrey Rottinghaus
 Chairman of the fund’s Investment Advisory Committee

July 15, 2009

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF STOCK INVESTING

The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

GLOSSARY

Dividend yield: The annual dividend of a stock divided by the stock’s price.

EBITDA: A measure of earnings before interest, taxes, depreciation, and amortization that is used to focus on a company’s liquid cash flow.

Free cash flow: The excess cash a company is generating from its operations that can be taken out of the business for the benefit of shareholders, such as dividends, share repurchases, investments, and acquisitions.

Price/book ratio: A valuation measure that compares a stock’s market price with its book value, i.e., the company’s net worth divided by the number of outstanding shares.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Performance and Expenses

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 90.2%		
CONSUMER DISCRETIONARY 5.6%		
Hotels, Restaurants & Leisure 1.2%		
Marriott, Class A	3,500	77
		77
Internet & Catalog Retail 1.3%		
Amazon.com (1)	1,000	84
		84
Media 1.7%		
Time Warner	4,400	111
		111
Specialty Retail 1.4%		
Lowe's	4,500	87
		87
Total Consumer Discretionary		359
CONSUMER STAPLES 11.5%		
Beverages 1.4%		
PepsiCo	1,700	93
		93
Food & Staples Retailing 4.0%		
CVS Caremark	3,400	109
Wal-Mart	3,100	150
		259
Food Products 1.2%		
Kraft Foods, Class A	3,000	76
		76

Household Products 2.1%		
Procter & Gamble	2,620	134
		134
Personal Products 1.2%		
Avon	3,100	80
		80
Tobacco 1.6%		
Philip Morris International	2,300	100
		100
Total Consumer Staples		742
ENERGY 13.1%		
Energy Equipment & Services 3.7%		
Baker Hughes	1,700	62
Schlumberger	1,800	97
Smith International	3,100	80
		239
Oil, Gas & Consumable Fuels 9.4%		
Chevron	2,300	153
CONSOL Energy	1,300	44
ExxonMobil	3,900	273
Spectra Energy	4,500	76
XTO Energy	1,600	61
		607
Total Energy		846
FINANCIALS 11.5%		
Capital Markets 2.9%		
Goldman Sachs	800	118

Machinery 1.3%		
Danaher	1,350	83
		83
Total Industrials & Business Services		603
INFORMATION TECHNOLOGY 17.7%		
Communications Equipment 4.3%		
Cisco Systems (1)	9,500	177
QUALCOMM	2,200	100
		277
Computers & Peripherals 4.3%		
Apple (1)	850	121
IBM	1,500	156
		277
Internet Software & Services 2.0%		
Google, Class A (1)	300	126
		126
IT Services 2.7%		
Accenture, Class A	2,400	80
MasterCard, Class A	550	92
		172
Semiconductor & Semiconductor Equipment 1.6%		
Intel	6,300	104
		104
Software 2.8%		
Microsoft	7,600	181
		181
Total Information Technology		1,137

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Large-Cap Core Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. The fund has two classes of shares: the U.S. Large-Cap Core Fund original share class, referred to in this report as the Investor Class, offered since June 26, 2009, and U.S. Large-Cap Core Fund – Advisor Class (Advisor Class), offered since June 26, 2009. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities. Further, fund management believes no events have occurred between June 30, 2009 and August 20, 2009, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2009:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Purchases of portfolio securities other than short-term securities aggregated $5,802,000 for the six months ended June 30, 2009.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

At June 30, 2009, the cost of investments for federal income tax purposes was $11,802,000. Net unrealized gain aggregated $4,000 at period-end, of which $38,000 related to appreciated investments and $34,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2009, the effective annual group fee rate was 0.31%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. For a period of three years after the date of any reimbursement or waiver, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation.

Pursuant to this agreement, management fees waived and expenses reimbursed by the manager amounted to $1,000 during the six months ended June 30, 2009; all of which remain subject to repayment by the fund at June 30, 2009.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. For the six months ended June 30, 2009, expenses incurred pursuant to these service agreements were $1,000 for Price Associates. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2009, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 575,000 shares of the Investor Class, and 25,000 shares of the Advisor Class, aggregating 93% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2009